Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2013
Assets held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets held-for-sale

end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Group (CHF million)
Total assets held-for-sale	1,584

Liabilities held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Liabilities held-for-sale

end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Group (CHF million)
Total liabilities held-for-sale	1,140

Income/(loss) from discontinued operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations

in	2013	2012	2011
Operations-related (CHF million)
Net revenues	233	288	284
of which German private banking business	52	54	61
of which ETF business	29	53	36
of which Strategic Partners	33	60	42
of which CFIG	114	116	127
Operating expenses	158	296	294
of which German private banking business	71	108	98
of which ETF business	23	49	50
of which Strategic Partners	8	38	30
of which CFIG	51	88	98
Income tax expense/(benefit)	38	32	15
of which German private banking business	(6)	2	(11)
of which ETF business	5	2	(2)
of which Strategic Partners	10	15	7
of which CFIG	29	16	21
Income/(loss), net of tax	37	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	1	2	(12)
of which Strategic Partners	15	7	5
of which CFIG	34	12	8
Transaction-related (CHF million)
Gain on disposal	237	–	–
of which ETF business	146	–	–
of which Strategic Partners	91	–	–
Transaction-related expenses	93	–	–
of which ETF business	11	–	–
of which Strategic Partners	22	–	–
of which CFIG	56	–	–
Income tax expense/(benefit)	36	–	–
of which ETF business	21	–	–
of which Strategic Partners	40	–	–
of which CFIG	(24)	–	–
Income/(loss), net of tax	108	–	–
of which ETF business	114	–	–
of which Strategic Partners	29	–	–
of which CFIG	(32)	–	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	115	2	(12)
of which Strategic Partners	44	7	5
of which CFIG	2	12	8

Bank | Assets held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets held-for-sale

end of	2013
German private banking business (CHF million)
Cash	960
Loans	575
Other assets	18
Total assets held-for-sale	1,553
CFIG (CHF million)
Fees receivable	8
Goodwill	23
Total assets held-for-sale	31
Bank (CHF million)
Total assets held-for-sale	1,584

Bank | Liabilities held-for-sale
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Liabilities held-for-sale

end of	2013
German private banking business (CHF million)
Deposits	1,118
Other liabilities	22
Total liabilities held-for-sale	1,140
Bank (CHF million)
Total liabilities held-for-sale	1,140

Bank | Income/(loss) from discontinued operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Income/(loss) from discontinued operations

in	2013	2012	2011
Operations-related (CHF million)
Net revenues	233	288	284
of which German private banking business	52	54	61
of which ETF business	29	53	36
of which Strategic Partners	33	60	42
of which CFIG	114	116	127
Operating expenses	158	296	294
of which German private banking business	71	108	98
of which ETF business	23	49	50
of which Strategic Partners	8	38	30
of which CFIG	51	88	98
Income tax expense/(benefit)	38	32	15
of which German private banking business	(6)	2	(11)
of which ETF business	5	2	(2)
of which Strategic Partners	10	15	7
of which CFIG	29	16	21
Income/(loss), net of tax	37	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	1	2	(12)
of which Strategic Partners	15	7	5
of which CFIG	34	12	8
Transaction-related (CHF million)
Gain on disposal	237	–	–
of which ETF business	146	–	–
of which Strategic Partners	91	–	–
Transaction-related expenses	93	–	–
of which ETF business	11	–	–
of which Strategic Partners	22	–	–
of which CFIG	56	–	–
Income tax expense/(benefit)	36	–	–
of which ETF business	21	–	–
of which Strategic Partners	40	–	–
of which CFIG	(24)	–	–
Income/(loss), net of tax	108	–	–
of which ETF business	114	–	–
of which Strategic Partners	29	–	–
of which CFIG	(32)	–	–
Discontinued operations – total (CHF million)
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
of which German private banking business	(13)	(56)	(26)
of which ETF business	115	2	(12)
of which Strategic Partners	44	7	5
of which CFIG	2	12	8